Offerings - Offering: 1	Sep. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,686,517
Proposed Maximum Offering Price per Unit	13.53
Maximum Aggregate Offering Price	$ 36,348,575.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,019.74
Offering Note	As described in the Explanatory Note to this Registration Statement, represents additional shares of common stock, par value $0.0001 per share, being registered for the first time pursuant to the “evergreen” provision contained in the 2021 Equity Incentive Plan.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock split, stock dividends, recapitalizations, or other similar transactions.

Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act, solely for the purpose of calculating the registrant’s registration fee based on the average of the high and low sales prices of the Registrant’s common stock on September 11, 2026, as reported by The Nasdaq Stock Market LLC.